Income Tax Expense - Difference Between Income Taxes Computed using the Statutory Corporate Income Tax Rates and the Recorded Income Taxes (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Income taxes at statutory income tax rate	₩ 834,146	₩ 505,824	₩ 308,913
Non-taxable income	(13,924)	(41,084)	(92,666)
Non-deductible expenses	15,329	31,882	14,630
Tax credit and tax reduction	(62,075)	(48,774)	(32,877)
Changes in unrecognized deferred taxes	(68,589)	(69,776)	83,940
Changes in tax rate	(36,193)	24,537	4,050
Income tax refund and others	(16,746)	(26,107)	14,278
Income tax expense	₩ 651,948	₩ 376,502	₩ 300,268